General	12 Months Ended
Dec. 31, 2018
Disclosure of notes and other explanatory information [Abstract]
General

1. GENERAL

(1)	Summary of the parent company

Effective as of January 11, 2019, Woori Financial Group Inc. (“Woori Financial Group”) was established as the financial holding company of Woori Bank (hereinafter referred to as the “Bank” or “Woori Bank”), and Woori Bank became a wholly-owned subsidiary of Woori Financial Group, pursuant to a “comprehensive stock transfer” under Article 360-15 of the Korean Commercial Code (the “Stock Transfer”). In the Stock Transfer, holders of Woori Bank common stock transferred all of their shares to Woori Financial Group and in return received shares of the common stock of Woori Financial Group. The Stock Transfer constitutes a “succession” for purposes of Rule 12g-3(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), such that the common stock of Woori Financial Group is deemed to be registered under Section 12(b) of the Exchange Act by operation of Rule 12g-3(a). This Form 15 relates solely to the common stock, American depositary shares representing such common stock and reporting obligations of Woori Bank under the Exchange Act. As the successor issuer to Woori Bank, Woori Financial Group will hereafter file reports under the Exchange Act with the U.S. Securities and Exchange Commission using the commission file number of Woori Bank (001-31811).

As part of the comprehensive stock transfer as of January 11, 2019, Woori Bank became a wholly owned subsidiary of Woori Financial Group and transferred the ownership of five of its subsidiaries to Woori Financial Group. These companies were Woori FIS Co., Ltd., Woori Finance Research Institute Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd..

As a result, Woori Financial Group prepared these consolidated financial statements including the operations of its predecessor entities Woori Bank, Woori FIS Co., Ltd., Woori Finance Research Institute Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and its consolidated subsidiaries.

Woori Financial Group, which is a controlling entity in accordance with International Financial Reporting standards (“IFRS”) 10—Consolidated Financial Statements, was established in 1899 and is engaged in the commercial banking business under the Banking Act, trust business and foreign exchange business under the Financial Investment Services and Capital Market Act (hereinafter referred to as the “Capital Market Act”).

Previously, Woori Finance Holdings Co., Ltd. (established on March 27, 2001 in accordance with Financial Holding Companies Act), the former holding company of Woori Financial Group, held a 100% ownership of the Bank. Effective from November 1, 2014, Woori Finance Holdings Co., Ltd. completed its merger (the “Merger”) with and into the Bank. Accordingly, the shares of the Bank, 597 million shares, prior to the merger, was reduced to nil in accordance with capital reduction procedure, and then, in accordance with the merger ratio, the Bank newly issued 676 million shares. As a result, the paid-in capital of the Bank as of December 31, 2018 is capital stock amounting to 3,381,392 million Korean Won. Meanwhile, during the year ended December 31, 2016, the Korea Deposit Insurance Corporation (“KDIC”), the majority shareholder of the Bank, sold its 187 million shares in the Bank in accordance with the contract of “Disposal of Woori Bank’s shares to Oligopolistic Shareholders”. In addition to the sale, during the year ended December 31, 2017, KDIC sold additional 33 million shares. As a result, KDIC holds 125 million shares (18.43% ownership interest) of the Bank as of December 31, 2018 and 2017, and is the majority shareholder of the Bank.

On June 24, 2002, Woori Finance Holdings Co., Ltd. listed its common stock on the Korea Exchange through public offering. In addition, on September 29, 2003, Woori Finance Holdings Co., Ltd. registered with the Securities and Exchange Commission in the United States of America and, on the same day, listed its American Depositary Shares on the New York Stock Exchange.

As Woori Finance Holdings Co., Ltd. was merged into the Bank, the Bank, which is the existing company, succeeded such rights and obligations as a listed company on the Korea Exchange and the New York Stock Exchange.

As a result of such merger, the Bank incorporated Woori Card Co., Ltd., Woori Investment Bank Co., Ltd., Woori FIS Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Finance Research Institute Co., Ltd. as its subsidiaries.

The headquarters of the Bank is located at 51, Sogong-ro, Jung-gu, Seoul, Korea. The Bank has 877 branches and offices in Korea, and 23 branches and offices overseas as of December 31, 2018.

(2)	The consolidated financial statements for Woori Financial Group Inc. and its subsidiaries (the “Group”) include the following subsidiaries:

				Percentage of ownership (%)				Location	Financial statements as of (2018)
Subsidiaries	Main business			December 31, 2017		December 31, 2018
Woori Bank:
Woori FIS Co., Ltd.		System software development & maintenance		100.0		100.0		Korea	December 31
Woori Private Equity Asset Management Co., Ltd.		Finance		100.0		100.0		Korea	December 31
Woori Finance Research Institute Co., Ltd.		Other service business		100.0		100.0		Korea	December 31
Woori Card Co., Ltd.		Finance		100.0		100.0		Korea	December 31
Woori Investment Bank Co., Ltd.		Other credit finance business		59.8		59.8		Korea	December 31
Woori Credit Information Co., Ltd.		Credit information		100.0		100.0		Korea	December 31
Woori America Bank		Finance		100.0		100.0		U.S.A.	December 31
Woori Global Markets Asia Limited		”		100.0		100.0		Hong Kong	December 31
Woori Bank China Limited		”		100.0		100.0		China	December 31
AO Woori Bank		”		100.0		100.0		Russia	December 31
PT Bank Woori Saudara Indonesia 1906 Tbk		”		79.9		79.9		Indonesia	December 31
Banco Woori Bank do Brasil S.A.		”		100.0		100.0		Brazil	December 31
Korea BTL Infrastructure Fund		”		99.9		99.9		Korea	December 31
Woori Fund Service Co., Ltd.		”		100.0		100.0		Korea	December 31
Woori Finance Cambodia PLC.		”		100.0		100.0		Cambodia	December 31
Woori Finance Myanmar Co., Ltd.		”		100.0		100.0		Myanmar	December 31
Wealth Development Bank		”		51.0		51.0		Philippines	December 31
Woori Bank Vietnam Limited		”		100.0		100.0		Vietnam	December 31
WB Finance Co., Ltd.(*5)		”		—		100.0		Cambodia	December 31
Woori Bank Europe(*5)		”		—		100.0		Germany	December 31
Kumho Trust First Co., Ltd.(*1)		Asset securitization		0.0		0.0		Korea	December 31
Asiana Saigon Inc.(*1)		”		0.0		0.0		Korea	December 31
Consus Eighth Co., LLC(*4)		”		0.0		—		Korea	—
KAMCO Value Recreation First Securitization Specialty Co., Ltd.(*1)		”		15.0		15.0		Korea	December 31
Hermes STX Co., Ltd.(*1)		”		0.0		0.0		Korea	December 31
BWL First Co., LLC (*1)		”		0.0		0.0		Korea	December 31
Deogi Dream Fourth Co., Ltd.(*1)		”		0.0		0.0		Korea	December 31
Jeonju Iwon Ltd.(*1)		”		0.0		0.0		Korea	December 31
Wonju I one Inc.(*1)		”		0.0		0.0		Korea	December 31
Heitz Third Co., Ltd.(*1)		”		0.0		0.0		Korea	December 31
Woorihansoop 1st Co., Ltd.(*1)		”		0.0		0.0		Korea	December 31
Electric Cable First Co., Ltd.(*1)		”		0.0		0.0		Korea	December 31
Woori International First Co., Ltd.(*1)		”		0.0		0.0		Korea	December 31
Woori HJ First Co., Ltd.(*4)	”		0.0		—		Korea	—
Woori WEBST 1st Co., Ltd.(*1)	”		0.0		0.0		Korea	December 31
Wibihansoop 1st Co., Ltd.(*1)	”		0.0		0.0		Korea	December 31
HNLD 1st Inc.(*4)	”		0.0		—		Korea	—
Uri QS 1st Co., Ltd.(*1)	”		0.0		0.0		Korea	December 31
Uri Display 1st Co., Ltd.(*1)	”		0.0		0.0		Korea	December 31
Tiger Eyes 2nd Co., Ltd.(*1)	”		0.0		0.0		Korea	December 31
Woori Serveone 1st Co., Ltd.(*1)	”		0.0		0.0		Korea	December 31
Uri Display 2nd Co.,Ltd.(*1)	”		—		0.0		Korea	December 31
Woori the Colony Unjung Securitization Specialty Co., Ltd.(*1)	”		—		0.0		Korea	December 31
Woori Dream 1st Co., Ltd.(*1)	”		—		0.0		Korea	December 31
Woori Dream 2nd Co., Ltd.(*1)	”		—		0.0		Korea	December 31
Woori H 1st Co., Ltd.(*1)	”		—		0.0		Korea	December 31
Woori HS 1st Co., Ltd.(*1)	”		—		0.0		Korea	December 31
Woori HS 2nd Co., Ltd.(*1)	”		—		0.0		Korea	December 31
Woori Sinnonhyeon 1st Inc.(*1)	”		—		0.0		Korea	December 31
Woori K 1st Co.,Ltd.(*1)	”		—		0.0		Korea	December 31
Uri S 1st Co.,Ltd.(*1)	”		—		0.0		Korea	December 31
Smart Casting Inc.(*1)	”		—		0.0		Korea	December 31
G5 Pro Short-term Bond Investment Fund 13(*2)	Securities investment and others		100.0		100.0		Korea	December 31
Heungkuk Global Private Placement Investment Trust No. 1(*2)	”		—		98.5		Korea	December 31
HeungkukWoori Tech Company Private Placement Investment Trust No. 1(*2)	”		98.0		98.0		Korea	December 31
AI Partners Water Supply Private Placement Investment Trust No.2(*2)	”		—		97.3		England	December 31
Consus Sakhalin Real Estate Investment Trust 1st(*2)	”		75.0		75.0		Korea	December 31
Principle Guaranteed Trust(*3)	Trust		0.0		0.0		Korea	December 31
Principle and Interest Guaranteed Trust(*3)	”		0.0		0.0		Korea	December 31
Woori Investment Bank:
Dongwoo First Securitization Specialty Co., Ltd.(*1)	Asset securitization		5.0		5.0		Korea	December 31
Seari First Securitization Specialty Co., Ltd.(*1)	”		5.0		5.0		Korea	December 31
Seari Second Securitization Specialty Co., Ltd.(*1)	”		—		5.0		Korea	December 31
Namjong 1st Securitization Specialty Co., Ltd.(*1)	”		5.0		5.0		Korea	December 31
Bukgeum First Securitization Specialty Co., Ltd.(*1)	”		5.0		5.0		Korea	December 31
Bukgeum Second Securitization Specialty Co., Ltd.(*1)	”		—		5.0		Korea	December 31
Woori Card Co., Ltd.:
TUTU Finance-WCI Myanmar Co., Ltd.	Finance		100.0		100.0		Myanmar	December 31
Woori Card one of 2017-1 Securitization Specialty Co., Ltd.(*1)	Asset securitization		0.5		0.5		Korea	December 31
Woori Card one of 2017-2 Securitization Specialty Co., Ltd.(*1)	”		0.5		0.5		Korea	December 31
Woori Card one of 2018-1 Securitization Specialty Co., Ltd.(*1)	”		—		0.5		Korea	December 31

(*1)

The entity is a structured entity for the purpose of asset securitization and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*2)

The entity is a structured entity for the purpose of investment in securities and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*3)

The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act and is in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*4)	The entity was removed from the list of subsidiaries as the control over the entity was lost during the current period.
(*5)	The entity was included in the list of subsidiaries as the Bank acquired more than 50% of the ownership interest.

(3)	The Group has not consolidated the following entities as of December 31, 2017 and 2018 despite having more than 50% ownership interest:

	As of December 31, 2017
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Golden Bridge NHN Online Private Equity Investment(*)	Korea	Securities Investment	60.0
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th(*)	Korea	Securities Investment	59.7
Kiwoom Yonsei Private Equity Investment Trust(*)	Korea	Securities Investment	88.9
Hana Walmart Real Estate Investment Trust 41-1(*)	Korea	Securities Investment	90.1
IGIS Global Private Placement Real Estate Fund No. 148-1(*)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2(*)	Korea	Securities Investment	75.0

	As of December 31, 2018
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Golden Bridge NHN Online Private Equity Investment(*)	Korea	Securities Investment	60.0
Mirae Asset Seobu Underground Expressway Professional Investment(*)	Korea	Securities Investment	65.8
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th(*)	Korea	Securities Investment	59.7
Kiwoom Yonsei Private Equity Investment Trust(*)	Korea	Securities Investment	88.9
Hana Walmart Real Estate Investment Trust 41-1(*)	Korea	Securities Investment	89.6
IGIS Europe Private Placement Real Estate Fund No. 163-2(*)	Korea	Securities Investment	97.9
IGIS Global Private Placement Real Estate Fund No. 148-1(*)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2(*)	Korea	Securities Investment	75.0
KB Nongso Sewage Treatment Equipment Private Special Asset(*)	Korea	Securities Investment	50.0
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1(*)	Korea	Securities Investment	66.2
Hangkang Sewage Treatment Plant Fund(*)	Korea	Securities Investment	55.6
Consus KyungJu Green Private Placement Real Estate Fund No. 1(*)	Korea	Securities Investment	52.4

(*)	Since the investee is a private equity investment fund, the Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(4)

The summarized financial information of the major subsidiaries are as follows. The financial information of each subsidiary was prepared on the basis of consolidated financial statements. (Unit: Korean Won in millions):

	As of and for the year ended December 31, 2017
	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori FIS Co., Ltd.	103,932	71,386	252,460	1,940	(2,963)
Woori Private Equity Asset Management Co., Ltd.	42,894	2,670	7,257	(4,114)	(4,074)
Woori Finance Research Institute Co., Ltd.	3,790	350	4,733	83	64
Woori Card Co., Ltd.	8,605,993	6,973,705	1,771,157	101,214	107,321
Woori Investment Bank Co., Ltd.	1,880,157	1,588,610	183,376	20,023	20,210
Woori Credit Information Co., Ltd.	33,298	6,175	31,580	861	752
Woori America Bank	1,954,301	1,679,248	81,337	11,869	(16,833)
Woori Global Markets Asia Limited	290,226	178,343	11,345	1,922	(12,544)
Woori Bank China Limited	4,960,637	4,458,683	388,913	13,809	(15,252)
AO Woori Bank	201,704	149,101	15,656	4,748	1,217
PT Bank Woori Saudara Indonesia 1906 Tbk	2,230,617	1,745,171	192,485	38,488	(18,689)
Banco Woori Bank do Brasil S.A.	213,889	181,544	20,455	1,843	(2,840)
Korea BTL Infrastructure Fund	786,480	301	30,240	26,390	26,390
Woori Fund Service Co., Ltd.	12,653	1,242	9,021	1,398	1,398
Woori Finance Cambodia PLC.	51,304	32,873	5,895	983	(473)
Woori Finance Myanmar Co., Ltd.	18,236	5,307	2,506	791	15
Wealth Development Bank	191,049	156,808	13,632	1,323	(1,093)
Woori Bank Vietnam Limited	775,758	632,160	29,698	2,436	(15,347)
Money trust under the FISCM Act	1,560,672	1,530,760	44,344	582	582
Structured entity for the securitization of financial assets	867,583	1,275,719	22,730	1,179	(2,800)
Structured entity for the investments in securities	34,939	76	377	(475)	(38,592)

	As of and for the year ended December 31, 2018
	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori FIS Co., Ltd.	96,260	63,412	271,651	2,840	269
Woori Private Equity Asset Management Co., Ltd.	38,820	1,439	1,713	(2,794)	(2,843)
Woori Finance Research Institute Co., Ltd.	3,891	560	4,708	7	(109)
Woori Card Co., Ltd.	9,987,057	8,305,093	1,371,301	114,767	106,517
Woori Investment Bank Co., Ltd.	2,682,660	2,367,418	205,446	25,552	25,533
Woori Credit Information Co., Ltd.	34,921	6,386	36,883	1,657	1,411
Woori America Bank	2,182,454	1,878,117	90,975	20,510	32,335
Woori Global Markets Asia Limited	517,627	396,216	18,748	5,144	9,647
Woori Bank China Limited	5,470,927	4,953,813	366,973	21,879	19,194
AO Woori Bank	305,521	256,260	19,433	5,163	(3,234)
PT Bank Woori Saudara Indonesia 1906 Tbk	2,355,975	1,853,768	192,719	40,385	27,109
Banco Woori Bank do Brasil S.A.	179,130	149,146	13,971	1,262	(2,326)
Korea BTL Infrastructure Fund	777,437	299	29,760	26,057	26,057
Woori Fund Service Co., Ltd.	14,448	1,440	10,052	1,597	1,597
Woori Finance Cambodia PLC.	93,239	71,133	11,038	2,826	3,676
Woori Finance Myanmar Co., Ltd.	19,340	6,886	4,496	640	(1,256)
Wealth Development Bank	218,134	184,344	13,668	80	(451)
Woori Bank Vietnam Limited	954,580	720,554	48,716	10,710	13,618
WB Finance Co., Ltd.	268,794	225,655	24,310	2,421	2,329
Woori Bank Europe	58,399	311	5	(5,959)	(5,974)
Money trust under the FISCM Act	1,582,765	1,552,594	54,860	259	259
Structured entity for the securitization of financial assets	1,369,745	1,786,869	53,578	4,990	(5,681)
Structured entity for the investments in securities	63,676	142	1,826	(1,299)	(3,009)

(5)	The financial support that the Group provides to consolidated structured entities is as follows:

•	Structured entity for asset securitization

The structured entity is established for the purpose of securitization of project financing loans, corporate bonds, and other financial assets. The Group is involved with the structured entity through providing with credit facility over asset-backed commercial papers issued by the entity, originating loans directly to the structured entity, or purchasing 100% of the subordinated debts issued by the structured entity.

•	Structured entity for the investments in securities

The structured entity is established for the purpose of investments in securities. The Group acquires beneficiary certificates through its contribution of fund to the structured entity, and it is exposed to the risk that it may not be able to recover its fund depending on the result of investment performance of asset managers of the structured entity.

•	Money trust under the Financial Investment Services and Capital Markets Act

The Group provides with financial guarantee of principal and interest or solely principal to some of its trust products. Due to the financial guarantees, the Group may be obliged when the principal and interest or principal of the trust product sold is short of the guaranteed amount depending on the result of investment performance of the trust product.

(6)

The Group has entered into various agreements with structured entities such as asset securitization, structured finance, investment fund, and monetary trust. The characteristics and the nature of risks related to unconsolidated structured entities over which the Group does not have control in accordance with IFRS 10 are as follows:

The ownership interests on unconsolidated structured entities that the Group hold are classified into asset securitization vehicles, structured finance and investment fund, based on the nature and the purpose of the structured entities.

Unconsolidated structured entities classified as ‘asset securitization vehicles’ are entities that issue asset-backed securities, pay the principal and interest or distributes dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group transfers related risks from the purchase commitments of asset-backed securities or issuance of asset-backed securities through credit grants, and the structured entities recognize related interest or fee revenue. There are entities that provide additional fund and conditional debt acquisition commitment before the Group’s financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.

Unconsolidated structured entities classified as ‘structured financing’ include real estate project financing investment vehicle, social overhead capital companies, and special purpose vehicles for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals. ‘Structured financing’ is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, valuation gain or loss on ownership interest, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional fund, guarantees and prioritized credit grants prior to the Group’s intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.

Unconsolidated structured entities classified as ‘investment funds’ include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finances money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of valuation gain or loss on investment and dividend income as an investor, and may be exposed to losses due to reduction in investment value.

Total assets of the unconsolidated structured entities, the carrying value of the related items recorded, the maximum exposure to risks, and the loss recognized in conjunction with the unconsolidated structured entities as of December 31, 2017 and 2018 are as follows (Unit: Korean Won in millions):

	December 31, 2017
	Asset securitization vehicle	Structured finance	Investment Funds
Total asset of the unconsolidated structured entities	7,295,601	40,172,830	13,641,135
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	3,215,159	2,314,043	1,138,523
Financial assets held for trading	—	233,428	10,160
AFS financial assets	902,390	106,819	904,774
HTM financial assets	2,269,451	—	—
Loans and receivables	43,180	1,969,760	—
Investments in joint ventures and associates	—	—	223,589
Derivative assets	138	4,036	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,433	1,506	—
Derivative liabilities	575	968	—
Other liabilities (including provisions)	858	538	—
The maximum exposure to risks	4,032,531	2,918,448	1,138,523
Investments	3,215,159	2,314,043	1,138,523
Credit facilities	817,372	604,405	—
Loss recognized on unconsolidated structured entities	837	3,939	5,993

	December 31, 2018
	Asset securitization vehicle	Structured finance	Investment Funds
Total asset of the unconsolidated structured entities	6,796,235	58,161,494	11,138,822
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	2,571,835	2,831,842	1,530,767
Financial assets at FVTPL	285,156	70,219	1,197,844
Financial assets at FVTOCI	281,919	48,961	—
Financial assets at amortized cost	2,003,921	2,511,055	71,150
Investments in joint ventures and associates	—	197,393	261,773
Derivative assets	839	4,214	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	1,260	905	—
Derivative liabilities	116	248	—
Other liabilities (including provisions)	1,144	657	—
The maximum exposure to risks	3,252,329	3,408,271	1,587,325
Investments	2,571,835	2,831,842	1,530,767
Credit facilities	680,494	576,429	56,558
Loss recognized on unconsolidated structured entities	5,764	11,609	13,868

(7)

The share of non-controlling interests on the net income and equity of subsidiaries of which non-controlling interests are significant are significant to the Group’s consolidated financial statements are as follows: (Unit: Korean Won in millions):

1) Accumulated non-controlling interests at the end of the reporting period

	December 31, 2017	December 31, 2018
Woori Investment Bank	119,111	130,088
PT Bank Woori Saudara Indonesia 1906 Tbk	64,877	68,250
Wealth Development Bank	16,778	16,557

2) Net income or loss attributable to non-controlling interests

	For the year ended December 31
	2016	2017	2018
Woori Investment Bank	9,990	8,370	10,262
PT Bank Woori Saudara Indonesia 1906 Tbk	6,383	8,882	8,126
Wealth Development Bank	611	648	39

3) Dividends to non-controlling interests

	For the year ended December 31
	2016	2017	2018
PT Bank Woori Saudara Indonesia 1906 Tbk	1,242	1,513	2,082